    As filed with the Securities and Exchange Commission on August 27, 2008

                                                File Nos. 333-149656; 811-22191

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


    Registration Statement Under The Securities
                    Act of 1933                                            [X]
                          Pre-Effective
                          Amendment No. 1                                  [_]
                          Post-Effective
                          Amendment No. 1                                  [X]

                       and/or

                    Registration
  Statement Under the Investment Company Act of 1940                       [X]
                  Amendment No. 2                                          [X]
          (Check Appropriate Box or Boxes)


                Genworth Life of New York VA Separate Account 2
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
                    (Name and Address of Agent for Service)

          -------------------------------------------------


Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on [date] pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts


================================================================================

                     SUPPLEMENT DATED SEPTEMBER  , 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. New Living Benefit Rider Option: Lifetime Income Plus Solution

Effective September , 2008, a new living benefit rider option, Lifetime Income Plus Solution, will be made available to contract owners. The disclosure in your prospectus is revised and updated as described below to accommodate the addition of this living benefit rider option. Lifetime Income Plus Solution may not be available in all markets.

    1. Definitions

   The following definitions are added in the "Definitions" section of the prospectus:

       Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. This rider may be referred to by either name in this prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

       Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

       Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

   The following definitions in the "Definitions" section of the prospectus are revised to reflect the addition of Lifetime Income Plus Solution:

       Benefit Year -- For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

       Gross Withdrawal -- For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

       Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

       Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under Lifetime Income Plus 2008.



45150 SUPPA 09/  /08

    2. Fee Table

   The fee table on pages 9-10 of the "Fee Tables" section of the prospectus is replaced in its entirety with the following disclosure:

   The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.



Periodic Charges Other Than Portfolio Expenses
-----------------------------------------------------------------------------
Annual Contract Maintenance Charge                        $30.00/1/
-----------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-----------------------------------------------------------------------------
                                                B Share Option L Share Option
                                                -----------------------------
Mortality and Expense Risk Charge/2/                1.20%          1.50%
-----------------------------------------------------------------------------
Administrative Expense Charge                       0.15%          0.15%
-----------------------------------------------------------------------------
Joint Annuitant Charge/3/                           0.05%          0.05%
-----------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses      1.40%          1.70%
-----------------------------------------------------------------------------


Living Benefit Rider Options/4/
----------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge              Maximum Charge/5/
                                                             ---------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single Annuitant Contract                                         0.75% of benefit base        2.00% of benefit base
                                                             ---------------------------------------------------------
 Joint Annuitant Contract                                          0.85% of benefit base        2.00% of benefit base
----------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
 Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base plus   2.00% of benefit base plus
                                                             0.15% of value of Principal  0.50% of value of Principal
                                                             Protection Death Benefit     Protection Death Benefit
                                                             ---------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus   2.00% of benefit base plus
                                                             0.15% of value of Principal  0.50% of value of Principal
                                                             Protection Death Benefit     Protection Death Benefit
----------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
 Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base plus   2.00% of benefit base plus
                                                             0.40% of value of Principal  0.50% of value of Principal
                                                             Protection Death Benefit     Protection Death Benefit
                                                             ---------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus   2.00% of benefit base plus
                                                             0.40% of value of Principal  0.50% of value of Principal
                                                             Protection Death Benefit     Protection Death Benefit
----------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge              Maximum Charge/5/
                                                             ---------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                          0.85% of benefit base        2.00% of benefit base
----------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
 Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                          0.85% of benefit base plus   2.00% of benefit base plus
                                                             0.15% of value of Principal  0.50% of value of Principal
                                                             Protection Death Benefit     Protection Death Benefit
----------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
 Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                          0.85% of benefit base plus   2.00% of benefit base plus
                                                             0.40% of value of Principal  0.50% of value of Principal
                                                             Protection Death Benefit     Protection Death Benefit
----------------------------------------------------------------------------------------------------------------------

Death Benefit Rider Options
 (as a percentage of your Contract Value at the time the charge is taken)/6/
-----------------------------------------------------------------------------
                                       Current Charge    Maximum Charge/5/
                                       --------------------------------------
Annual Step-Up Death Benefit Rider         0.20%              0.20%
-----------------------------------------------------------------------------



/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $40,000 or more at the time the charge is assessed.

/2/There are two surrender charge schedule options available under this contract. The B Share option has a seven-year surrender charge schedule and the L Share option has a four-year surrender charge schedule. You must elect your surrender charge schedule option at the time of application. The mortality and expense risk charge for the contract is higher if the contract is issued with an L Share surrender charge schedule. Please note that, irrespective of the surrender charge option that is chosen, the applicable mortality and expense risk charge will be assessed for the duration of the contract and not merely for the duration of the surrender charge period. The surrender charge schedule for each option is disclosed in the previous table.

/3/The Joint Annuitant charge is assessed only when a Joint Annuitant is added to the contract and the contract becomes a Joint Annuitant contract. The Joint Annuitant charge will terminate if the contract becomes a single Annuitant contract due to the death of an Annuitant. The Joint Annuitant charge will apply even if you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution as a Joint Annuitant contract.

/4/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

 We assess a charge for the guaranteed minimum withdrawal benefit provided by Lifetime Income Plus 2008 and Lifetime Income Plus Solution. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

 The charges for each rider will be deducted at the end of the calendar quarter.

 Lifetime Income Plus 2008 is not available for contracts issued on or after
 September   , 2008.

/5/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/6/ The charge for the Annual Step-Up Death Benefit Rider is taken in arrears on each contract anniversary and at the time the contract is surrendered.

    3. Examples

   The Examples on page 11 of the "Examples" section of the prospectus is replaced in its entirety with the following disclosure:



       Examples

       These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

       The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

      .  invested $10,000 in the contract for the time periods indicated;

      .  earned a 5% annual return on your investment;

      . elected Lifetime Income Plus Solution with the Principal Protection Death Benefit;

      .  elected the Annual Step-Up Death Benefit Rider; and

      .  surrendered your contract at the end of the stated period.

       Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.



        L Share Example
------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,232      $2,457      $3,558       $7,270



        B Share Example
------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,204      $2,546      $3,829       $7,061



       The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.



        L Share Example
------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $653       $2,074      $3,512       $7,232



        B Share Example
------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $624       $1,991      $3,383       $7,021



       Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

      . Separate Account charges of 1.70% (for the L Share option) and 1.40% (for the B Share option) (deducted daily at an effective annual rate of the assets in the Separate Account);

      . an annual contract maintenance charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

      . for Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value);

      . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of Contract Value).

       If the optional riders are not elected, or if the contract was a single Annuitant contract, the expense figures shown above would be lower.

    4. Synopsis

   The disclosure under the question, "What optional benefits are available under this contract?" on page 14 of the "Synopsis" section of the prospectus is revised to reflect that Lifetime Income Plus Solution is available as an optional benefit under the contract and that Lifetime Income Plus 2008 is
   not available for contracts issued on or after September   , 2008. Lifetime
   Income Plus Solution provides guaranteed withdrawals until the last death of an Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. Please see the "Surrenders and Partial Withdrawals -- Lifetime Income Plus Solution" provision of this prospectus for more information about the rider and its features.

   Lifetime Income Plus Solution is available at an additional charge if elected when you apply for the contract. The rider may not be available in all states or markets.

    5. Asset Allocation Program

   The disclosure in the "Asset Allocation Program" section of the prospectus is revised to reflect the following:

       Contract owners that purchase Lifetime Income Plus Solution may elect Asset Allocation Model A, Model B, Model C or Model D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy required by the rider.

       A contract owner who has purchased Lifetime Income Plus Solution and has elected an Asset Allocation Model as the Investment Strategy can notify us in writing that the owner has elected to reject a change or update to the Asset Allocation Model. That notification must include new allocation instructions. Contract owners that own Lifetime Income Plus Solution must allocate all purchase payments and Contract Value in accordance with the Investment Strategy and any attempt to allocate purchase payments and Contract Value otherwise will be considered not in good order and rejected.

    6. Charges and Other Deductions -- Charges for the Living Benefit Rider Options

   The following disclosure is added under the "Charges for the Living Benefit Rider Options" section of the prospectus on page 32:

       Lifetime Income Plus Solution

       You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

       If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

       If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

       We currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract      0.85% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.15% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.40% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------



       The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

       On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

       Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

    7. Defined Dollar Cost Averaging Program

   The disclosure in the "Defined Dollar Cost Averaging Program" section of the prospectus is revised to reflect that the Defined Dollar Cost Averaging Program is available if you have elected Lifetime Income Plus Solution at the time of application.

    8. Lifetime Income Plus Solution

   The following disclosure is added under the "Surrenders and Partial Withdrawals" section of the prospectus on page 43:

       Lifetime Income Plus Solution

       Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

       You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

       Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

       References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

       You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

       Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

       Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

       The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Evergreen Treasury Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Evergreen Treasury Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

       On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Evergreen Treasury Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

       Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

       Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

       The current Investment Strategy for Lifetime Income Plus Solution is as follows:

      (1) owners may allocate assets to the following Designated Subaccounts:

          The AllianceBernstein Portfolios -- AllianceBernstein Balanced Wealth Strategy -- Class A;

          BlackRock Global Allocation Fund, Inc. -- BlackRock Global Allocation Fund -- Investor A;

          Fidelity Advisor Series I -- Fidelity Advisor Balanced Fund -- Class
          A;

          Franklin Templeton Fund Allocator Series -- Franklin Templeton Founding Funds Allocation Fund -- Class A;

          GE Funds -- GE Strategic Investment Fund -- Class A; and/or

          JPMorgan Trust II -- JPMorgan Investor Growth & Income Fund -- Class
          A;

          OR

      (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

          OR

      (3) owners may allocate assets to the Build Your Own Asset Allocation
          Model.

       Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Evergreen Treasury Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Evergreen Treasury Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

       Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

       The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

       Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

       Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

       We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

       Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

       If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

          (a) is 200% of purchase payments made in the first contract year; and

          (b) is purchase payments received after the first contract year.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

       Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and
       (b), multiplied by (c), where:

          (a) is the Roll-Up Value on the prior day;

          (b) is any purchase payment(s) made on the prior Valuation Day; and

          (c) is the daily roll-up factor, as shown in your contract.

       On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

       Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

       On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

       Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

       Automatic resets will continue until and unless:

          (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

          (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

          (c) income payments begin via annuitization; or

          (d) ownership of the contract changes.

       If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

       Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Service Center at least 15 days prior to the contract anniversary date.

       Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. For example, since the Purchase Payment Benefit Amount would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you will pay higher rider charges to the extent that the purchase payments increase the Contract Value and, in turn, increase the benefit base and/or the value of the Principal Protection Death Benefit, upon which such charges are imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus Solution, because it is less likely that your Contract Value will be less than the Purchase Payment Benefit Amount or Roll-Up Value. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

       Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by (c), where:

          (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

          (b) is the Contract Value after the Gross Withdrawal; and

          (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

       For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

       When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

       If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

       The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

       You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

       You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

       Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

       . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

          (a) the Contract Value;

          (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

          (c) the Principal Protection Death Benefit (if applicable).

       . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

       Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

       The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

       Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

       At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

          (a) is the death benefit as calculated under the base contract;

          (b) is the Principal Protection Death Benefit (if applicable); and

          (c) is any amount payable by any other optional death benefit rider (if applicable).

       Death Provisions.

       At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

       If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Service Center due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

       If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Service Center, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

       If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

       Proceeds that were transferred to the Evergreen Treasury Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

       Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

       Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

       If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

       If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

       We currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract      0.85% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.15% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.40% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------



       The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

       On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

       Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

       When the Rider is Effective

       If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

       At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

       Change of Ownership

       You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign benefits. We must be notified in writing if you assign the benefits of this rider.

       General Provisions

       For purposes of this rider:

      . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

      . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

      .  A joint owner must be the owner's spouse.

      . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

       Examples

       The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $97,125       $100,000    $100,000    $106,000      $106,000     $100,000
    56             97,125              0        94,255        100,000     100,000     112,360       112,360      100,000
    57             94,255              0        91,386        100,000     100,000     119,102       119,102      100,000
    58             91,386              0        88,517        100,000     100,000     126,248       126,248      100,000
    59             88,517              0        85,641        100,000     100,000     133,823       133,823      100,000
    60             85,641              0        82,758        100,000     100,000     141,852       141,852      100,000
    61             82,758              0        79,861        100,000     100,000     150,363       150,363      100,000
    62             79,861              0        76,948        100,000     100,000     159,385       159,385      100,000
    63             76,948              0        74,014        100,000     100,000     168,948       168,948      100,000
    64             74,014              0        71,056        100,000     100,000     179,085       179,085      100,000
    65             71,056         11,000        57,046        200,000     100,000     189,830       200,000       83,834
    66             57,046         11,000        43,218        200,000     100,000     189,830       200,000       66,826
    67             43,218         11,000        29,666        200,000     100,000     189,830       200,000       48,750
    68             29,666         11,000        16,356        200,000     100,000     189,830       200,000       29,147
    69             16,356         11,000         3,311        200,000     100,000     189,830       200,000        6,744
    70              3,311         11,000             0        200,000     100,000     189,830       200,000            0
    71                  0         11,000             0        200,000     100,000     189,830       200,000            0
    72                  0         11,000             0        200,000     100,000     189,830       200,000            0
    73                  0         11,000             0        200,000     100,000     189,830       200,000            0
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $96,728       $100,000    $100,000    $106,000      $106,000     $100,000
    56             96,728              0        93,469        100,000     100,000     112,360       112,360      100,000
    57             93,469              0        90,219        100,000     100,000     119,102       119,102      100,000
    58             90,219              0        86,976        100,000     100,000     126,248       126,248      100,000
    59             86,976              0        83,734        100,000     100,000     133,823       133,823      100,000
    60             83,734              0        80,492        100,000     100,000     141,852       141,852      100,000
    61             80,492              0        77,243        100,000     100,000     150,363       150,363      100,000
    62             77,243              0        73,986        100,000     100,000     159,385       159,385      100,000
    63             73,986              0        70,714        100,000     100,000     168,948       168,948      100,000
    64             70,714              0        67,425        100,000     100,000     179,085       179,085      100,000
    65             67,425         11,000        53,090        200,000     100,000     189,830       200,000       89,000
    66             53,090         11,000        38,988        200,000     100,000     189,830       200,000       78,000
    67             38,988         11,000        25,181        200,000     100,000     189,830       200,000       67,000
    68             25,181         11,000        11,695        200,000     100,000     189,830       200,000       56,000
    69             11,695         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                  0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                  0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                  0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                  0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) at age 70, the owner takes an excess withdrawal of $10,000;

          (6) the contract earns a net return of 8% before rider charges are deducted; and

          (7) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $107,093      $100,000    $100,000    $106,000      $106,000     $107,093
    53            107,093              0        114,688       100,000     107,093     112,360       112,360      114,688
    54            114,688              0        122,823       100,000     114,688     119,102       119,102      122,823
    55            122,823              0        131,534       100,000     122,823     126,248       126,248      131,534
    56            131,534              0        140,863       100,000     131,534     133,823       133,823      140,863
    57            140,863              0        150,854       100,000     140,863     141,852       141,852      150,854
    58            150,854              0        161,554       100,000     150,854     150,363       150,363      161,554
    59            161,554              0        173,012       100,000     161,554     159,385       159,385      173,012
    60            173,012              0        185,284       100,000     173,012     168,948       168,948      185,284
    61            185,284              0        198,425       100,000     185,284     179,085       179,085      198,425
    62            198,425              0        212,499       100,000     198,425     189,830       189,830      212,499
    63            212,499              0        227,571       100,000     212,499     201,220       201,220      227,571
    64            227,571              0        243,711       100,000     227,571     213,293       213,293      243,711
    65            243,711         14,208        246,789       200,000     243,711     213,293       213,293      246,789
    66            246,789         14,208        250,063       200,000     246,789     213,293       213,293      250,063
    67            250,063         14,208        253,599       200,000     250,063     213,293       213,293      253,599
    68            253,599         14,208        257,417       200,000     253,599     213,293       213,293      257,417
    69            257,417         14,208        261,542       200,000     257,417     213,293       213,293      261,542
    70            261,542         24,385        255,792       200,000     261,542     213,293       213,293      255,792
    71            255,792         13,844        260,209       192,475     251,702     213,293       213,293      260,209
    72            260,209         14,311        266,714       192,475     260,209     213,293       213,293      266,714
    73            266,714         14,669        273,382       192,475     266,714     213,293       213,293      273,382
    74            273,382         15,036        280,216       192,475     273,382     213,293       213,293      280,216
    75            280,216         15,412        287,222       192,475     280,216     213,293       213,293      287,222
    76            287,222         15,797        294,402       192,475     287,222     213,293       213,293      294,402
    77            294,402         16,192        301,762       192,475     294,402     213,293       213,293      301,762
    78            301,762         16,597        309,306       192,475     301,762     213,293       213,293      309,306
    79            309,306         17,012        317,039       192,475     309,306     213,293       213,293      317,039
    80            317,039         17,437        324,965       192,475     317,039     213,293       213,293      324,965
    81            324,965         17,873        333,089       192,475     324,965     213,293       213,293      333,089
    82            333,089         18,320        341,416       192,475     333,089     213,293       213,293      341,416
    83            341,416         18,778        349,952       192,475     341,416     213,293       213,293      349,952
    84            349,952         19,247        358,701       192,475     349,952     213,293       213,293      358,701
    85            358,701         19,729        367,668       192,475     358,701     213,293       213,293      367,668
    86            367,668         20,222        376,860       192,475     367,668     213,293       213,293      376,860
    87            376,860         20,727        386,281       192,475     376,860     213,293       213,293      386,281
    88            386,281         21,245        395,938       192,475     386,281     213,293       213,293      395,938
    89            395,938         21,777        405,837       192,475     395,938     213,293       213,293      405,837
    90            405,837         22,321        415,983       192,475     405,837     213,293       213,293      415,983
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $107,093      $100,000    $100,000    $106,000      $106,000     $107,093
    73            107,093              0        114,688       100,000     107,093     113,518       113,518      114,688
    74            114,688              0        122,823       100,000     114,688     121,570       121,570      122,823
    75            122,823              0        131,534       100,000     122,823     130,192       130,192      131,534
    76            131,534              0        140,863       100,000     131,534     139,426       139,426      140,863
    77            140,863              0        150,854       100,000     140,863     149,315       149,315      150,854
    78            150,854              0        161,554       100,000     150,854     159,906       159,906      161,554
    79            161,554              0        173,012       100,000     161,554     171,247       171,247      173,012
    80            173,012              0        185,284       100,000     173,012     183,393       183,393      185,284
    81            185,284              0        198,425       100,000     185,284     196,401       196,401      198,425
    82            198,425         14,723        197,776       200,000     198,425     210,331       210,331      197,776
    83            197,776         14,723        197,034       200,000     198,425     210,331       210,331      197,034
    84            197,034         14,723        196,233       200,000     198,425     210,331       210,331      196,233
    85            196,233         14,723        195,368       200,000     198,425     210,331       210,331      195,368
    86            195,368         14,723        194,433       200,000     198,425     210,331       210,331      194,433
    87            194,433         14,723        193,424       200,000     198,425     210,331       210,331      193,424
    88            193,424         14,723        192,335       200,000     198,425     210,331       210,331      192,335
    89            192,335         14,723        191,158       200,000     198,425     210,331       210,331      191,158
    90            191,158         14,723        189,887       200,000     198,425     210,331       210,331      189,887
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,681      $100,000    $100,000    $106,000      $106,000     $106,681
    73            106,681              0        113,836       100,000     106,681     113,082       113,082      113,836
    74            113,836              0        121,498       100,000     113,836     120,666       120,666      121,498
    75            121,498              0        129,703       100,000     121,498     128,788       128,788      129,703
    76            129,703              0        138,491       100,000     129,703     137,485       137,485      138,491
    77            138,491              0        147,902       100,000     138,491     146,800       146,800      147,902
    78            147,902              0        157,980       100,000     147,902     156,776       156,776      157,980
    79            157,980              0        168,773       100,000     157,980     167,459       167,459      168,773
    80            168,773              0        180,332       100,000     168,773     178,900       178,900      180,332
    81            180,332              0        192,710       100,000     180,332     191,152       191,152      192,710
    82            192,710         14,299        191,668       200,000     192,710     204,273       204,273      191,668
    83            191,668         14,299        190,562       200,000     192,710     204,273       204,273      190,562
    84            190,562         14,299        189,426       200,000     192,710     204,273       204,273      189,426
    85            189,426         14,299        188,258       200,000     192,710     204,273       204,273      188,258
    86            188,258         14,299        187,056       200,000     192,710     204,273       204,273      187,056
    87            187,056         14,299        185,816       200,000     192,710     204,273       204,273      185,816
    88            185,816         14,299        184,536       200,000     192,710     204,273       204,273      184,536
    89            184,536         14,299        183,212       200,000     192,710     204,273       204,273      183,212
    90            183,212         14,299        181,783       200,000     192,710     204,273       204,273      181,783
--------------------------------------------------------------------------------------------------------------------------

    9. The Death Benefit

   The disclosure in "The Death Benefit" section of the prospectus is revised to reflect that the Annual Step-Up Death Benefit may be elected with Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application.

   10. Income Payments

   The disclosure in the "Income Payments and the Annuity Commencement Date" section of the prospectus is revised to reflect that, if Income Payments have not commenced upon reaching the latest permitted Annuity Commencement Date, and Lifetime Income Plus Solution applies, we will begin making payments to the named payee pursuant to Optional Payment Plan 6, Fixed Income for Life. In addition, the disclosure in the prospectus discussing Optional Payment Plan 6, which is found on page 60 of the prospectus under the heading "Optional Payment Plans," is replaced in its entirety with the following:

       Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

B. Disclosure Pursuant to Code and ERISA Requirements

The following disclosure is added as a new section in the "Tax Matters" provision of the prospectus. The disclosure is provided in connection with certain Code requirements applicable to IRAs.

   Disclosure Pursuant to Code and ERISA Requirements

   The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed above in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

   GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, GFWM receives no compensation for its asset allocation services and GFWM does not serve as the investment adviser to or receive any compensation from any Portfolio to which your assets may be allocated under the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

   When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 10.0% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

   By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Part A and Part B of Pre-Effective Amendment No. 1 to the Registration Statement, which was filed with the Securities and Exchange Commission on May 23, 2008, are incorporated by reference into this Post-Effective Amendment No. 1 to the Registration Statement.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a) Resolution of Board of Directors of Genworth Life Insurance Company of New York authorizing the establishment of Genworth Life of New
              York VA Separate Account 2. Previously filed on March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life of
              New York VA Separate Account 2, Registration No. 333-149656.

 (2)          Not Applicable.

 (3)(a)       Underwriting Agreement between GE Capital Life Insurance Company of
              New York and Capital Brokerage Corporation. Previously filed on May
              13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
              Capital Life Separate Account II, Registration No. 333-39955.

 (3)(b)       Dealer Sales Agreement. Previously filed on May 13, 1998 with
              Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life VA
              Separate Account II, Registration No. 333-39955.

 (4)(a)(i)    Form of Contract, NY1166C 01/08. Previously filed on March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life
              of New York VA Separate Account 2, Registration No. 333-149656.

 (4)(a)(ii)   Form of Contract, NY1166D 01/08. Previously filed on March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life
              of New York VA Separate Account 2, Registration No. 333-149656.

 (4)(a)(iii)  Surrender Charge Endorsement, NY5345 3/07. Previously filed on March
              12, 2008, with the Initial Registration Statement on Form N-4 for
              Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (4)(a)(iv)   Waiver of Surrender Charge Endorsement, NY5346 3/07. Previously filed on March 12, 2008, with the Initial Registration Statement on Form
              N-4 for Genworth Life of New York VA Separate Account 2, Registration
              No. 333-149656.

 (4)(a)(v)    Optional Death Proceeds Endorsement, NY5344 3/07. Previously filed on
              March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (4)(a)(vi)   IRA Endorsement, NY5369 8/07. Previously filed on March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life
              of New York VA Separate Account 2, Registration No. 333-149656.

 (4)(a)(vii)  Roth IRA Endorsement, NY5370 8/07. Previously filed on March 12,
              2008, with the Initial Registration Statement on Form N-4 for
              Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (4)(a)(viii) Payment Choice Endorsement, NY5357 06/07. Previously filed on March
              12, 2008, with the Initial Registration Statement on Form N-4 for
              Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (4)(a)(ix)   Death Benefit Endorsement, NY5360 07/07. Previously filed on March
              12, 2008, with the Initial Registration Statement on Form N-4 for
              Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (4)(a)(x)    [Reserved.]

 (4)(b)(i)(a) Guaranteed Minimum Withdrawal Benefit for Life Rider, NY5362 09/07.
              Previously filed on March 12, 2008, with the Initial Registration
              Statement on Form N-4 for Genworth Life of New York VA Separate
              Account 2, Registration No. 333-149656.

 (4)(b)(i)(b) Guaranteed Minimum Withdrawal Benefit for Life Rider, NY5362DB 09/07.
              Previously filed on March 12, 2008, with the Initial Registration
              Statement on Form N-4 for Genworth Life of New York VA Separate
              Account 2, Registration No. 333-149656.

 (4)(b)(i)(c) Guaranteed Minimum Withdrawal Benefit for Life Rider, NY5409 07/09
              and NY5409DB 07/09. Previously filed on August 26, 2008 with
              Post-Effective Amendment No. 21 to Form N-4 for Genworth Life of New
              York VA Separate Account 1, Registration No. 333-97085.

 (4)(c)(i)(a) Annual Step-Up Death Benefit Rider, NY5237 1/03. Previously filed on
              March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (5)          Form of Application. Previously filed on May 3, 2007 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
              York VA Separate Account 1, Registration No. 333-140908.

 (6)(a)       Amended and Restated Articles of Incorporation of Genworth Life
              Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life of
              New York VA Separate Account 1, Registration No. 333-97085.

 (6)(b)       By-Laws of Genworth Life Insurance Company of New York. Previously
              filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form
              N-4 for Genworth Life of New York VA Separate Account 1, Registration
              No. 333-97085.

 (7)          Not Applicable.

 (8)(a)       Form of Participation Agreement between Genworth Life Insurance
              Company of New York and Invesco AIM Distributors, Inc. Previously
              filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (8)(b)       Form of Participation Agreement between Genworth Life Insurance
              Company of New York, AllianceBernstein Investor Services, Inc. and
              AllianceBernstein Investments, Inc. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of
              New York VA Separate Account 2, Registration No. 333-149656.

 (8)(c)       Form of Participation Agreement between Genworth Life Insurance
              Company of New York, Allianz Global Investors Fund Management LLC and
              Allianz Global Investors Distributors LLC. Previously filed on May
              23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth
              Life of New York VA Separate Account 2, Registration No. 333-149656.

 (8)(d)       Form of Participation Agreement between Genworth Life Insurance
              Company of New York, American Century Investment Services, Inc. and
              American Century Services, LLC. Previously filed on May 23, 2008 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
              York VA Separate Account 2, Registration No. 333-149656.

 (8)(e)       Form of Participation Agreement between Genworth Life Insurance
              Company of New York, BlackRock Advisors, LLC and BlackRock
              Distributors, Inc. Previously filed on May 23, 2008 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
              York VA Separate Account 2, Registration No. 333-149656.

 (8)(f) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Calamos Financial Services LLC and Calamos
        Advisors LLC. Previously filed on May 23, 2008 with Pre-Effective
        Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate
        Account 2, Registration No. 333-149656.

 (8)(g) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Cohen & Steers Capital Management, Inc.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(h) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Capital Brokerage Corporation and Columbia
        Management Distributors, Inc.. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(i) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Davis New York Venture Fund and Davis Selected
        Advisers, L.P. Previously filed on May 23, 2008 with Pre-Effective
        Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate
        Account 2, Registration No. 333-149656.

 (8)(j) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Eaton Vance Distributors, Inc. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No.
        333-149656.

 (8)(k) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Evergreen Investment Services, Inc.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(l) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Federated Securities Corp. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
        Genworth Life of New York VA Separate Account 2, Registration No.
        333-149656.

 (8)(m) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Fidelity Distributors Corporation. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No.
        333-149656.

 (8)(n) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Franklin Templeton Distributors, Inc.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(o) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, GE Funds and GE Investment Distributors, Inc.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(p) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Janus Distributors LLC and Janus Services LLC.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(q) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, JPMorgan Advisors Inc. and JPMorgan Funds
        Management, Inc.. Previously filed on May 23, 2008 with Pre-Effective
        Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate
        Account 2, Registration No. 333-149656.


 (8)(r) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Capital Brokerage Corporation and Legg Mason
        Investor Services, LLC. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(s) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Lord Abbett Distributor LLC. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
        Genworth Life of New York VA Separate Account 2, Registration No.
        333-149656.

 (8)(t) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, OppenheimerFunds Distributor Inc. and
        OppenheimerFunds Inc. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(u) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Prudential Investments LLC and Prudential Mutual
        Fund Services LLC. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(v) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Putnam Retail Management Limited Partnership and
        Putnam Fiduciary Trust Company. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(w) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, T. Rowe Price Investment Services, Inc. and T.
        Rowe Price Services, Inc.. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(x) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Thornburg Investment Management, Inc.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(y) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Van Kampen Comstock Fund, Van Kampen Funds Inc.
        and Van Kampen Asset Management. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of
        New York VA Separate Account 2, Registration No. 333-149656.

 (9)    Opinion and Consent of Heather C. Harker, Counsel for Genworth Life
        Insurance Company of New York. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (10) Consent of Independent Registered Public Accounting Firm. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No.
        333-149656.

 (11)   Not Applicable.

 (12)   Not Applicable.

 (13)   Power of Attorney. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (14)   Power of Attorney for Kelly L. Groh. Filed herewith.

Item 25.  Directors and Officers of the Depositor


       Name                     Address                        Position with Company
       ----                      -------                        ---------------------
David J. Sloane..... 666 Third Avenue, 9th Floor     Director, Chairperson of the Board,
                     New York, New York 10017        President and Chief Executive Officer
James D. Atkins..... 700 Main Street                 Director and Senior Vice President
                     Lynchburg, Virginia 24504
Marshal S. Belkin... 345 Kear Street                 Director
                     Yorktown Heights,
                     New York 10598
Ward E. Bobitz...... 6620 West Broad Street          Director, Vice President and Assistant
                     Richmond, Virginia 23230        Secretary
Richard I. Byer..... 11 Westwind Road                Director
                     Yonkers, NY 10710
Paul A. Haley....... 6610 West Broad Street          Director, Senior Vice President and Chief
                     Richmond, Virginia 23230        Actuary
Jerry S. Handler.... 151 West 40th Street            Director
                     New York, New York 10018
Isidore Sapir....... 449 Golden River Drive          Director
                     Golden Lakes Village
                     West Palm Beach, Florida 33411
Pamela S. Schutz.... 6610 West Broad Street          Director and Executive Vice President
                     Richmond, Virginia 23230
Geoffrey S. Stiff... 6610 West Broad Street          Director and Senior Vice President
                     Richmond, Virginia 23230
Thomas M. Stinson... 6630 West Broad Street          Director and President, Long Term Care
                     Richmond, Virginia 23230        Division
Robert A. Straniere. 300 East 57th Street            Director
                     New York, New York 10022
Terrence O. Jones... 7 Times Square Tower            Director
                     Suite 1906
                     New York, New York 10036
Kelly L. Groh....... 6610 West Broad Street          Director, Senior Vice President and Chief
                     Richmond, Virginia 23230        Financial Officer
Brian J. Mason...... 6610 West Broad Street          Vice President and Chief Compliance
                     Richmond, Virginia 23230        Officer
Thomas E. Duffy..... 6610 West Broad Street          Senior Vice President, General Counsel and
                     Richmond, Virginia 23230        Secretary
Mark W. Griffin..... 3003 Summer Street              Senior Vice President and Chief Investment
                     Stamford, Connecticut 06904     Officer
John Connolly....... 6620 West Broad Street          Senior Vice President, Long Term Care
                     Richmond, Virginia 23230        Division
Elena K. Edwards.... 700 Main Street                 Senior Vice President
                     Lynchburg, Virginia 24504
William C. Goings,   700 Main Street                 Senior Vice President
  II................ Lynchburg, Virginia 24504
Christopher J. Grady 6610 West Broad Street          Senior Vice President
                     Richmond, Virginia 23230
Patrick B. Kelleher. 6620 West Broad Street          Senior Vice President
                     Richmond, Virginia 23230
Scott J. McKay...... 6620 West Broad Street          Senior Vice President
                     Richmond, Virginia 23230

       Name                   Address                  Position with Company
       ----                   -------                   ---------------------
Victor C. Moses..... 601 Union Street           Senior Vice President
                     Suite 2200
                     Seattle, Washington 98101
Leon E. Roday....... 6620 West Broad Street     Senior Vice President
                     Richmond, Virginia 23230
James H. Reinhart... 6610 West Broad Street     Senior Vice President
                     Richmond, Virginia 23230
Heather C. Harker... 6610 West Broad Street     Vice President and Associate General
                     Richmond, Virginia 23230   Counsel
Jac J. Amerell...... 6610 West Broad Street     Vice President and Controller
                     Richmond, Virginia 23230
Gary T. Prizzia..... 6620 West Broad Street     Treasurer
                     Richmond, Virginia 23230
Matthew P. Sharpe... 6610 West Broad Street     Vice President
                     Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

 LOGO

Item 27.  Number of Contract Owners


   There were 24 owners of Qualified Contracts as of August 15, 2008.

Item 28.  Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York (formerly, GE Capital Life Insurance Company of New York) provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise under circumstances where the burden of proof set forth in section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life of New York VL Separate Account 1, Genworth Life of New York VA Separate Account 1 and Genworth Life of New York VA Separate Account 2.

   (b)

         Name                Address        Positions and Offices with Underwriter
         ----                 -------        --------------------------------------
Christopher J. Grady... 6610 W. Broad St.   Director, President and Chief Executive
                        Richmond, VA 23230  Officer
Geoffrey S. Stiff...... 6610 W. Broad St.   Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.   Director
                        Richmond, VA 23230
Patrick B. Kelleher.... 6610 W. Broad St.   Senior Vice President
                        Richmond, VA 23230
Victor C. Moses........ 601 Union Street,   Senior Vice President
                        Suite 2200
                        Seattle, WA 98101
Edward J. Wiles, Jr.... 3001 Summer St.,    Senior Vice President
                        2nd Floor
                        Stamford, CT 06905

         Name                   Address             Positions and Offices with Underwriter
         ----                    -------            --------------------------------------
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Gabor Molnar........... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230


   (c)

                                     (2)
            (1)                Net Underwriting      (3)           (4)
          Name of               Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter        Commissions    on Redemption  Commissions Compensation
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable    11.0%         $0

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 27th day of August, 2008.


                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                     ACCOUNT 2
                                   (Registrant)

                                   By:          /s/  MATTHEW P. SHARPE
                                        -----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                   GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                                   (Depositor)

                                   By:          /s/  MATTHEW P. SHARPE
                                        -----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                         Title                       Date
       ---------                         -----                        ----

 /S/  DAVID J. SLOANE*   Director, Chairperson of the Board,    August 27, 2008
------------------------   President and Chief Executive
    David J. Sloane        Officer

 /S/  JAMES D. ATKINS*   Director and Senior Vice President     August 27, 2008
------------------------
    James D. Atkins

/S/  MARSHAL S. BELKIN*  Director                               August 27, 2008
------------------------
   Marshal S. Belkin

 /S/  WARD E. BOBITZ*    Director, Vice President and           August 27, 2008
------------------------   Assistant Secretary
    Ward E. Bobitz

 /S/  RICHARD I. BYER*   Director                               August 27, 2008
------------------------
    Richard I. Byer

  /S/  PAUL A. HALEY*    Director, Senior Vice President and    August 27, 2008
------------------------   Chief Actuary
     Paul A. Haley

/S/  JERRY S. HANDLER*   Director                               August 27, 2008
------------------------
   Jerry S. Handler

  /S/  ISIDORE SAPIR*    Director                               August 27, 2008
------------------------
     Isidore Sapir

        Signature                          Title                       Date
        ---------                          -----                        ----

 /S/  PAMELA S. SCHUTZ*    Director and Executive Vice President  August 27, 2008
--------------------------
    Pamela S. Schutz

 /S/  GEOFFREY S. STIFF*   Director and Senior Vice President     August 27, 2008
--------------------------
    Geoffrey S. Stiff

 /S/  THOMAS M. STINSON*   Director and President, Long Term      August 27, 2008
--------------------------   Care Division
    Thomas M. Stinson

/S/  ROBERT A. STRANIERE*  Director                               August 27, 2008
--------------------------
   Robert A. Straniere

 /S/  TERRENCE O. JONES*   Director                               August 27, 2008
--------------------------
    Terrence O. Jones

   /S/  KELLY L. GROH*     Director, Senior Vice President and    August 27, 2008
--------------------------   Chief Financial Officer
      Kelly L. Groh

  /S/  JAC J. AMERELL*     Vice President and Controller          August 27, 2008
--------------------------
     Jac J. Amerell



*By:  /s/  MATTHEW P. SHARPE  , pursuant to Power of         August 27, 2008
      ----------------------    Attorney executed on March
        Matthew P. Sharpe       31, 2008 and on August 15,
                                2008.